UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2019                (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Shares	Value
Common Stocks - 99.5%
Communication Services - 1.0%
Cardlytics, Inc.*	10,424	$182,316
Consumer Discretionary - 10.0%
At Home Group, Inc.*,1	7,061	155,624
Boot Barn Holdings, Inc.*	4,451	104,287
Carvana Co.*,1	738	27,417
Century Communities, Inc.*,1	8,863	207,926
Core-Mark Holding Co., Inc.	463	12,908
Dana, Inc.	12,047	212,268
Eldorado Resorts, Inc.*,1	7,833	365,174
Etsy, Inc.*,1	961	52,519
Floor & Decor Holdings, Inc., Class A*,1	4,743	162,638
LGI Homes, Inc.*,1	574	34,038
LKQ Corp.*	3,416	89,568
Planet Fitness, Inc., Class A*	3,783	219,111
Strategic Education, Inc.[1]	254	27,788
Tailored Brands, Inc.	15,399	194,489
Winnebago Industries, Inc.[1]	362	10,353
Total Consumer Discretionary		1,876,108
Consumer Staples - 0.2%
Casey’s General Stores, Inc.	102	13,125
MGP Ingredients, Inc.[1]	388	27,855
Total Consumer Staples		40,980
Energy - 3.3%
Centennial Resource Development, Inc., Class A*,1	1,380	18,175
Ensco PLC, Class A (United Kingdom)[1]	14,151	62,265
Euronav, N.V. (Belgium)	945	7,352
GasLog, Ltd. (Monaco)	3,616	64,835
International Seaways, Inc.*	5,252	95,166
PDC Energy, Inc.*	7,841	255,381
SM Energy Co.[1]	5,778	113,364
Transocean, Ltd.*	1,023	8,767
Total Energy		625,305
Financials - 5.8%
Argo Group International Holdings, Ltd. (Bermuda)	2,239	149,431
Evercore, Inc., Class A	405	36,227
James River Group Holdings, Ltd. (Bermuda)	4,505	173,758
LPL Financial Holdings, Inc.	5,336	375,494
Texas Capital Bancshares, Inc.*	3,640	212,103
Webster Financial Corp.	2,636	142,028
Total Financials		1,089,041

	Shares	Value
Health Care - 29.0%
Aerie Pharmaceuticals, Inc.*,1	1,763	$82,896
Agios Pharmaceuticals, Inc.*,1	711	38,110
Alnylam Pharmaceuticals, Inc.*	1,183	98,816
Amarin Corp. PLC, ADR (Ireland)*	14,273	249,777
Amneal Pharmaceuticals, Inc.*,1	1,069	13,127
BioMarin Pharmaceutical, Inc.*	795	78,045
Bluebird Bio, Inc.*,1	1,468	195,875
DexCom, Inc.*	197	27,783
Exact Sciences Corp.*	7,000	630,560
Exelixis, Inc.*	10,669	251,468
Immunomedics, Inc.*	12,754	188,632
Incyte Corp.*	3,884	313,012
Insulet Corp.*,1	9,088	737,855
Karyopharm Therapeutics, Inc.*,1	2,566	21,734
Madrigal Pharmaceuticals, Inc.*,1	1,490	172,482
Masimo Corp.*	786	97,771
Medpace Holdings, Inc.*,1	1,040	66,976
Mirati Therapeutics, Inc.*	1,682	111,147
Myriad Genetics, Inc.*,1	19,407	547,083
Nektar Therapeutics*	4,719	199,802
Nevro Corp.*	3,482	169,086
Novocure, Ltd. (Jersey)*	6,055	296,695
Pacira Pharmaceuticals, Inc.*	3,417	139,004
PTC Therapeutics, Inc.*	2,619	81,529
Sage Therapeutics, Inc.*,1	807	115,070
Seattle Genetics, Inc.*	3,125	238,844
TherapeuticsMD, Inc.*,1	42,774	224,564
ViewRay, Inc.*	8,612	61,920
Total Health Care		5,449,663
Industrials - 13.0%
American Woodmark Corp.*,1	1,887	131,996
Azul, S.A., ADR (Brazil)*	5,838	176,599
Beacon Roofing Supply, Inc.*	2,196	79,781
BMC Stock Holdings, Inc.*	3,699	63,475
GMS, Inc.*	9,302	176,087
Granite Construction, Inc.	205	8,860
JetBlue Airways Corp.*	24,523	441,169
KAR Auction Services, Inc.	4,705	244,707
KBR, Inc.[1]	6,533	112,368
Knight-Swift Transportation Holdings, Inc.[1]	3,278	104,076
MasTec, Inc.*,1	5,433	241,117
Meritor, Inc.*	8,649	178,861

1

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.0% (continued)
TransUnion	3,126	$190,123
Tutor Perini Corp.*,1	8,701	149,744
Wesco Aircraft Holdings, Inc.*	15,505	135,514
Total Industrials		2,434,477
Information Technology - 30.4%
2U, Inc.*	5,415	307,843
Alteryx, Inc., Class A*,1	509	36,215
Anaplan, Inc.*,1	4,210	132,152
Appian Corp.*	2,989	96,216
Benefitfocus, Inc.*,1	7,622	426,451
Blackline, Inc.*,1	1,589	75,605
Cloudera, Inc.*,1	15,725	212,287
Coupa Software, Inc.*	2,152	187,138
DocuSign, Inc.*,1	3,453	170,751
Ellie Mae, Inc.*,1	2,126	161,151
Guidewire Software, Inc.*	1,218	105,576
Instructure, Inc.*,1	2,959	116,969
Mimecast, Ltd.*	5,695	213,961
MKS Instruments, Inc.	224	18,285
Model N, Inc.*	11,188	162,338
Monolithic Power Systems, Inc.	301	38,095
New Relic, Inc.*	1,611	163,758
Nutanix, Inc., Class A*	8,295	424,953
Okta, Inc.*,1	577	47,562
Pivotal Software, Inc., Class A*,1	5,870	108,536
Pure Storage, Inc., Class A*	15,171	271,713
RealPage, Inc.*,1	6,046	337,185
Semtech Corp.*	7,874	382,361
ShotSpotter, Inc.*	775	37,324
Tableau Software, Inc., Class A*,1	288	36,818
The Trade Desk, Inc., Class A*,1	1,541	219,870
Ultra Clean Holdings, Inc.*,1	24,138	286,277
WEX, Inc.*	2,135	344,440
Zendesk, Inc.*	2,511	169,568
Zuora, Inc., Class A*,1	19,727	426,892
Total Information Technology		5,718,290
Materials - 2.4%
Allegheny Technologies, Inc.*,1	14,186	388,554
Carpenter Technology Corp.	623	29,443
Kraton Corp.*	913	25,747
Total Materials		443,744

	Shares	Value
Real Estate - 4.4%
Corporate Office Properties Trust, REIT	8,682	$214,358
Cushman & Wakefield PLC*	8,900	153,436
Essential Properties Realty Trust, Inc., REIT	3,009	47,843
Healthcare Trust of America, Inc., Class A, REIT	3,259	92,621
National Retail Properties, Inc., REIT	1,406	74,110
Physicians Realty Trust, REIT	1,599	28,958
SITE Centers Corp., REIT	10,968	143,352
STAG Industrial, Inc., REIT	2,435	67,133
Total Real Estate		821,811
Total Common Stocks (Cost $15,867,853)		18,681,735

	Principal Amount
Short-Term Investments - 7.8%
Joint Repurchase Agreements - 6.7%[2]
Barclays Capital, Inc., dated 01/31/19, due 02/01/19, 2.550% total to be received $252,597 (collateralized by various U.S. Treasuries, 0.000% - 3.125%, 05/15/24 -02/15/46, totaling $257,631)	$252,579	252,579
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,000,071 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% -3.500%, 04/18/19 - 02/01/48, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,252,579

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	71,152	71,152
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	71,152	71,152
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	73,309	73,309
Total Other Investment Companies		215,613
Total Short-Term Investments (Cost $1,468,192)		1,468,192
Total Investments - 107.3% (Cost $17,336,045)		20,149,927
Other Assets, less Liabilities - (7.3)%		(1,367,307)
Net Assets - 100.0%		$18,782,620

2

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $5,370,115 or 28.6% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$18,681,735	—	—	$18,681,735
Short-Term Investments
Joint Repurchase Agreements	—	$1,252,579	—	1,252,579
Other Investment Companies	215,613	—	—	215,613

Total Investments in Securities	$18,897,348	$1,252,579	—	$20,149,927

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

3

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Shares	Value
Common Stocks - 96.0%
Communication Services - 3.5%
Bandwidth, Inc., Class A*	6,475	$298,498
Boingo Wireless, Inc.*	16,854	406,519
Care.com, Inc.*	41,682	990,781
Glu Mobile, Inc.*	102,000	993,480
Gray Television, Inc.*,1	82,430	1,377,405
QuinStreet, Inc.*,1	52,559	1,000,723
Reading International, Inc., Class A*	12,200	192,760
Salem Media Group, Inc.	42,361	119,034
TechTarget, Inc.*	34,992	507,384
Total Communication Services		5,886,584
Consumer Discretionary - 9.9%
At Home Group, Inc.*,1	20,030	441,461
Barnes & Noble Education, Inc.*	19,502	111,551
Build-A-Bear Workshop, Inc.*	40,190	190,099
Century Casinos, Inc.*	24,500	187,915
The Container Store Group, Inc.*	14,012	100,326
Culp, Inc.	8,897	169,933
Delta Apparel, Inc.*	52,438	1,234,915
Destination XL Group, Inc.*	116,806	301,360
Gaia, Inc.*,1	29,171	343,051
Grand Canyon Education, Inc.*	16,790	1,560,463
The Habit Restaurants, Inc., Class A*	18,374	187,782
Hamilton Beach Brands Holding Co., Class A1	13,620	356,027
Haverty Furniture Cos., Inc.[1]	15,290	311,457
J Alexander’s Holdings, Inc.*	19,000	163,400
Johnson Outdoors, Inc., Class A	2,611	163,579
Lakeland Industries, Inc.*	22,410	250,544
LGI Homes, Inc.*	13,725	813,893
The Lovesac Co.*	32,178	768,411
Malibu Boats, Inc., Class A*	63,222	2,563,652
Marine Products Corp.	11,466	162,817
Monarch Casino & Resort, Inc.*	7,500	324,300
Nautilus, Inc.*,1	7,120	53,471
Points International, Ltd. (Canada)*	26,371	282,433
Potbelly Corp.*,1	33,625	291,529
Rocky Brands, Inc.	3,461	92,789
Ruth’s Hospitality Group, Inc.	19,592	452,575
Shiloh Industries, Inc.*,1	30,469	182,509
Shoe Carnival, Inc.	7,414	273,428
Sportsman’s Warehouse Holdings, Inc.*,1	20,861	107,226
Stoneridge, Inc.*	18,980	495,568

	Shares	Value
Superior Group of Cos., Inc.	14,880	$264,418
Tandy Leather Factory, Inc.*	24,580	140,598
Tile Shop Holdings, Inc.[1]	16,314	123,823
Tilly’s, Inc., Class A*	24,727	299,444
Tower International, Inc.	14,700	427,623
TravelCenters of America LLC *	22,546	113,181
Universal Electronics, Inc.*,1	21,220	597,767
YETI Holdings, Inc.*,1	53,224	905,340
ZAGG, Inc.*	93,228	1,046,018
Total Consumer Discretionary		16,856,676
Consumer Staples - 3.7%
Calavo Growers, Inc.[1]	7,071	575,296
The Chefs’ Warehouse, Inc.*,1	23,980	770,238
Craft Brew Alliance, Inc.*	23,100	380,226
John B Sanfilippo & Son, Inc.[1]	16,510	1,126,807
Landec Corp.*	26,030	330,321
Limoneira Co.	42,540	937,156
MGP Ingredients, Inc.[1]	9,425	676,621
Natural Grocers by Vitamin Cottage, Inc.*	5,968	81,523
Primo Water Corp.*,1	63,150	822,844
RiceBran Technologies*	77,354	252,948
Turning Point Brands, Inc.[1]	8,741	309,519
Total Consumer Staples		6,263,499
Energy - 2.2%
Callon Petroleum Co.*,1	88,220	718,111
Contango Oil & Gas Co.*	49,684	187,805
Dawson Geophysical Co.*	78,151	305,570
Era Group, Inc.*	38,968	367,079
Evolution Petroleum Corp.	25,227	188,446
Matrix Service Co.*	9,642	206,821
North American Construction Group, Ltd. (Canada)	36,492	380,976
Profire Energy, Inc.*	108,808	181,709
Ring Energy, Inc.*,1	115,126	676,941
Solaris Oilfield Infrastructure, Inc., Class A1	24,878	374,165
TransGlobe Energy Corp. (Canada)	129,028	233,541
Total Energy		3,821,164
Financials - 15.7%
American National Bankshares, Inc.[1]	5,700	186,276
AMERISAFE, Inc.	22,110	1,313,555
Arrow Financial Corp.	8,067	256,934
Atlas Financial Holdings, Inc.*	32,103	285,396
BankFinancial Corp.	12,200	183,000

4

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 15.7% (continued)
Bridge Bancorp, Inc.	8,008	$246,566
Bryn Mawr Bank Corp.	9,630	356,214
Byline Bancorp, Inc.*	18,614	351,618
Cadence BanCorp	7,181	134,644
CenterState Bank Corp.	15,567	386,062
Compass Diversified Holdings, MLP [1]	146,703	2,219,616
Cowen, Inc.*,1	25,707	415,682
eHealth, Inc.*	33,392	2,042,255
Ellington Financial LLC, MLP[1]	18,246	301,789
Entegra Financial Corp.*	8,100	189,216
Farmers National Banc Corp.	6,949	90,128
FedNat Holding Co.	20,896	378,426
First Bancorp	32,170	1,182,891
First Business Financial Services, Inc.	4,162	85,904
First Community Bancshares, Inc.	11,412	391,432
First Defiance Financial Corp.	18,000	507,240
First Financial Corp.	8,353	346,399
Flushing Financial Corp.	16,398	363,708
FS Bancorp, Inc.	3,731	181,140
German American Bancorp, Inc.[1]	29,655	867,409
Goosehead Insurance, Inc., Class A*,1	53,848	1,547,591
Hallmark Financial Services, Inc.*	7,900	76,630
HCI Group, Inc.	7,890	373,828
Heritage Commerce Corp.	18,735	248,613
Heritage Financial Corp.	25,867	801,360
Heritage Insurance Holdings, Inc.	26,696	387,626
HomeTrust Bancshares, Inc.	16,100	434,700
Independent Bank Corp.	21,800	483,088
Kingstone Cos., Inc.	48,885	804,158
Kinsale Capital Group, Inc.	17,790	1,031,820
Macatawa Bank Corp.	9,392	91,666
Marlin Business Services Corp.	7,504	166,514
Mercantile Bank Corp.	31,940	1,060,408
Northeast Bancorp	19,100	376,652
Northrim BanCorp, Inc.	31,011	1,027,394
OFS Capital Corp.[1]	18,768	210,952
Old Second Bancorp, Inc.	28,353	397,793
Oppenheimer Holdings, Inc., Class A	15,904	428,295
Orrstown Financial Services, Inc.	4,000	75,320
Pacific Premier Bancorp, Inc.*	30,637	911,451
People’s Utah Bancorp	7,000	205,800
Preferred Bank	20,250	942,840

	Shares	Value
RBB Bancorp.	15,089	$281,410
Regional Management Corp.*	17,257	474,222
Trupanion, Inc. *,1	17,191	456,421
United Community Financial Corp.	32,300	306,204
Total Financials		26,866,256
Health Care - 20.7%
Accelerate Diagnostics, Inc.*,1	10,846	197,506
Addus HomeCare Corp.*,1	4,776	287,276
Arena Pharmaceuticals, Inc.*,1	7,675	352,820
Audentes Therapeutics, Inc.*	16,058	398,238
CareDx, Inc.*,1	92,566	2,594,625
Codexis, Inc.*	35,056	659,754
CRH Medical Corp. (Canada)*	27,492	87,974
CryoLife, Inc.*	20,098	560,935
CryoPort, Inc.*,1	10,459	109,715
Deciphera Pharmaceuticals, Inc.*,1	22,647	608,525
Denali Therapeutics, Inc.*,1	42,896	817,598
ElectroCore LLC*	14,770	98,664
Glaukos Corp.*	17,810	1,136,100
Harvard Bioscience, Inc.*	57,761	198,120
Homology Medicines, Inc.*	19,010	385,333
Inspire Medical Systems, Inc.*,1	34,608	1,856,027
Intellia Therapeutics, Inc.*,1	26,386	373,098
iRhythm Technologies, Inc.*,1	14,343	1,219,155
The Joint Corp*	49,353	404,201
KalVista Pharmaceuticals, Inc.*,1	15,842	296,087
LeMaitre Vascular, Inc.[1]	16,317	388,997
Mirati Therapeutics, Inc.*,1	21,615	1,428,319
MyoKardia, Inc.*	13,878	574,272
Myovant Sciences, Ltd. (United Kingdom)*,1	54,296	1,001,218
Neuronetics, Inc.*,1	55,576	951,461
Nuvectra Corp.*,1	18,803	263,242
OrthoPediatrics Corp.*,1	28,778	1,043,778
PetIQ, Inc.*	24,149	734,613
Pieris Pharmaceuticals, Inc.*	123,532	354,537
Protagonist Therapeutics, Inc.*	54,618	445,137
Repligen Corp.*	9,381	534,811
Rocket Pharmaceuticals, Inc.*,1	22,443	322,730
RTI Surgical, Inc.*	94,600	415,294
SeaSpine Holdings Corp.*	22,161	338,842
SI-BONE, Inc.*	34,309	616,876
Sientra, Inc.*	45,487	505,815
Simulations Plus, Inc.	13,500	260,010

5

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 20.7% (continued)
Spark Therapeutics, Inc.*,1	4,413	$211,030
Surmodics, Inc.*	13,030	746,228
Syros Pharmaceuticals, Inc.*,1	17,849	106,915
Tabula Rasa HealthCare, Inc.*,1	3,765	226,954
Tactile Systems Technology, Inc.*,1	40,022	2,664,665
Tandem Diabetes Care, Inc.*,1	39,280	1,707,894
uniQure, N.V. (Netherlands)*	10,084	345,377
US Physical Therapy, Inc.[1]	2,600	275,314
Utah Medical Products, Inc.	4,373	410,800
Vapotherm, Inc.*	65,581	1,103,728
Veracyte, Inc.*	63,555	1,156,065
Vericel Corp.*,1	74,698	1,284,806
ViewRay, Inc.*	76,078	547,001
Vocera Communications, Inc.*	18,960	773,947
Xencor, Inc.*,1	12,987	468,831
Zymeworks, Inc. (Canada)*,1	35,439	564,543
Total Health Care		35,415,801
Industrials - 16.6%
ACCO Brands Corp.	136,283	1,203,379
Aerovironment, Inc.*,1	10,987	853,250
Air Transport Services Group, Inc.*	15,610	370,737
Allied Motion Technologies, Inc.	16,199	682,950
Armstrong Flooring, Inc.*	19,694	266,263
AZZ, Inc.	5,470	244,782
Barrett Business Services, Inc.	6,240	390,936
Blue Bird Corp.*,1	10,220	203,071
Broadwind Energy, Inc.*	59,310	88,965
Casella Waste Systems, Inc., Class A*	21,067	634,538
CBIZ, Inc.*	26,980	528,808
Columbus McKinnon Corp.	69,020	2,498,524
Commercial Vehicle Group, Inc.*	31,979	238,883
Covenant Transportation Group, Inc., Class A*	9,101	214,602
CPI Aerostructures, Inc.*	11,364	79,662
CRA International, Inc.	8,850	369,399
DMC Global, Inc.	41,037	1,416,597
Ducommun, Inc.*	42,135	1,658,855
Echo Global Logistics, Inc.*	19,366	460,136
Ennis, Inc.	28,666	568,733
Federal Signal Corp.	16,873	370,868
Global Brass & Copper Holdings, Inc.	13,566	410,236
Graham Corp.	25,793	577,763
The Greenbrier Cos., Inc.	27,387	1,161,483

	Shares	Value
Heidrick & Struggles International, Inc.	11,001	$363,583
Heritage-Crystal Clean, Inc.*	7,590	194,304
Insteel Industries, Inc.	20,780	459,030
Kornit Digital, Ltd. (Israel)*	30,571	585,740
Lydall, Inc.*	14,562	386,184
Manitex International, Inc.*	88,265	618,738
Marten Transport, Ltd.	11,663	225,679
NN, Inc.[1]	40,040	365,565
NV5 Global, Inc.*,1	31,800	2,250,486
Orion Group Holdings, Inc.*	72,844	307,402
Patrick Industries, Inc.*,1	48,597	1,939,020
PGT Innovations, Inc.*	28,890	480,730
Radiant Logistics, Inc.*,1	91,466	451,842
Spartan Motors, Inc.	36,328	305,882
Sterling Construction Co., Inc.*	17,040	225,610
Titan Machinery, Inc.*,1	20,517	384,489
Transcat, Inc.*	9,489	212,554
TriMas Corp.*	16,770	486,162
Universal Logistics Holdings, Inc.	13,812	281,489
Upwork, Inc.*	25,654	495,379
Vectrus, Inc.*	17,830	449,138
Willdan Group, Inc.*,1	42,275	1,422,554
Total Industrials		28,384,980
Information Technology - 17.6%
8x8, Inc.*	24,227	426,638
Airgain, Inc.*	17,609	189,297
Alteryx, Inc., Class A*,1	8,107	576,813
American Software, Inc., Class A	27,664	305,964
Appfolio, Inc., Class A*	6,705	424,494
Appian Corp.*,1	30,114	969,370
Aquantia Corp.*,1	25,693	226,355
AXT, Inc.*,1	71,510	293,906
Badger Meter, Inc.	10,636	561,474
Bel Fuse, Inc., Class B	12,700	293,116
Calix, Inc.*	67,165	730,755
CEVA, Inc.*	10,355	294,496
Comtech Telecommunications Corp.	36,349	907,635
Control4 Corp.*	14,636	290,817
CyberOptics Corp.*	4,759	100,367
DSP Group, Inc.*	16,358	206,765
Endava PLC, ADR (United Kingdom)*,1	21,172	497,542
Everbridge, Inc.*	45,964	2,843,333
Everi Holdings, Inc.*	48,979	325,710

6

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.6% (continued)
Five9, Inc.*	17,001	$869,261
The Hackett Group, Inc.	22,049	396,662
Ichor Holdings, Ltd.*,1	13,823	284,339
Information Services Group, Inc.*	48,600	200,718
International Money Express, Inc.*	99,706	1,146,619
inTEST Corp.*	44,550	327,888
Mimecast, Ltd.*	6,571	246,873
Mitek Systems, Inc.*,1	71,610	789,858
Model N, Inc.*	47,130	683,856
Napco Security Technologies, Inc.*,1	9,500	149,245
Novanta, Inc.*	34,010	2,369,817
NVE Corp.	4,076	388,402
OSI Systems, Inc.*,1	13,059	1,171,262
PC Connection, Inc.	22,510	745,756
PCM, Inc.*	4,769	101,818
PC-Tel, Inc.	13,900	73,531
PRGX Global, Inc.*	25,805	236,374
PROS Holdings, Inc.*	22,559	780,541
QAD, Inc., Class A	4,305	181,499
Quantenna Communications, Inc.*	33,930	506,914
Rapid7, Inc.*	10,371	416,707
Sapiens International Corp. NV (Israel)[1]	58,851	717,982
SendGrid, Inc.*	22,518	1,217,773
SVMK, Inc.*	47,723	620,876
TESSCO Technologies, Inc.	30,462	487,697
TransAct Technologies, Inc.	8,514	88,375
Tyler Technologies, Inc.*	5,740	1,085,951
Unisys Corp.*	14,711	192,420
Upland Software, Inc.*	16,554	517,147
USA Technologies, Inc.*,1	94,601	559,092
Vishay Precision Group, Inc.*	49,047	1,639,641
Zix Corp.*	64,071	456,186
Total Information Technology		30,115,927
Materials - 3.2%
AgroFresh Solutions, Inc.*,1	48,159	193,599
FutureFuel Corp.	22,020	403,186
Koppers Holdings, Inc.*	22,815	519,954
Myers Industries, Inc.	24,517	398,646
OMNOVA Solutions, Inc.*	177,028	1,577,320
UFP Technologies, Inc.*	20,129	664,257

	Shares	Value
Universal Stainless & Alloy Products, Inc.*,1	97,447	$1,747,225
Total Materials		5,504,187
Real Estate - 2.3%
Braemar Hotels & Resorts, Inc., REIT	50,899	565,997
Community Healthcare Trust, Inc., REIT [1]	42,920	1,417,218
Consolidated-Tomoka Land Co.	6,256	382,054
Global Medical REIT, Inc., REIT	29,700	284,823
NexPoint Residential Trust, Inc., REIT [1]	12,242	457,973
UMH Properties, Inc., REIT	63,790	894,974
Total Real Estate		4,003,039
Utilities - 0.6%
Middlesex Water Co.	2,391	134,374
Unitil Corp.	16,720	877,131
Total Utilities		1,011,505
Total Common Stocks (Cost $124,528,176)		164,129,618
Exchange Traded Funds - 0.0%#
SPDR S&P Regional Banking ETF[1] (Cost $10,620)	550	29,128

	Principal Amount
Short-Term Investments - 8.6%
Joint Repurchase Agreements - 4.7%[2]
Barclays Capital, Inc., dated 01/31/19, due 02/01/19, 2.550% total to be received $397,486 (collateralized by various U.S. Treasuries, 0.000% - 3.125%, 05/15/24 - 02/15/46, totaling $405,407)	$397,458	397,458
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,890,686 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 - 02/01/49, totaling $1,928,362)	1,890,551	1,890,551
Jefferies LLC, dated 01/31/19, due 02/01/19, 2.600% total to be received $1,890,688 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.625%, 02/06/19 - 07/15/36, totaling $1,928,363)	1,890,551	1,890,551
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,890,686 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19-02/01/48, totaling $1,928,362)	1,890,551	1,890,551

7

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 4.7%[2] (continued)
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,890,686 (collateralized by various U.S. Government Agency Obligations, 1.250% - 7.000%, 05/30/19 - 12/15/48, totaling $1,928,362)	$1,890,551	$1,890,551
Total Joint Repurchase Agreements		7,959,662

	Shares
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	6,303,763	6,303,763
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	178,552	178,552
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	183,962	183,962
Total Other Investment Companies		6,666,277
Total Short-Term Investments (Cost $14,625,939)		14,625,939

Value
Total Investments - 104.6% (Cost $139,164,735)	$178,784,685
Other Assets, less Liabilities - (4.6)%	(7,786,674)
Net Assets - 100.0%	$170,998,011

*	Non-income producing security.
#	Less than 0.05%.
1

Some or all of these securities, amounting to $31,872,582 or 18.6% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

2	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
3	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$164,129,618	—	—	$164,129,618
Exchange Traded Funds	29,128	—	—	29,128
Short-Term Investments
Joint Repurchase Agreements	—	$7,959,662	—	7,959,662
Other Investment Companies	6,666,277	—	—	6,666,277

Total Investments in Securities	$170,825,023	$7,959,662	—	$178,784,685

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

8

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Principal Amount	Value
Corporate Bonds and Notes - 41.4%
Financials - 19.7%
American Tower Corp.
3.375%, 10/15/26	$1,809,000	$1,726,559
Bank of America Corp., MTN
3.875%, 08/01/25	4,061,000	4,144,053
Berkshire Hathaway, Inc.
3.125%, 03/15/26	3,580,000	3,567,720
Citigroup, Inc.
(3 month LIBOR + 1.023%) 4.044%, 06/01/24[1]	3,927,000	4,014,511
Crown Castle International Corp., MTN
5.250%, 01/15/23	3,757,000	3,961,248
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	3,550,000	3,423,859
Host Hotels & Resorts LP Series C
4.750%, 03/01/23	2,804,000	2,873,981
JPMorgan Chase & Co.
2.950%, 10/01/26	2,485,000	2,376,285
Morgan Stanley, GMTN
5.500%, 07/28/21	3,814,000	4,033,721
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	2,363,000	2,347,103
US Bancorp, MTN
2.950%, 07/15/22	4,696,000	4,680,836
Visa, Inc., MTN
3.150%, 12/14/25	2,940,000	2,963,731
Wells Fargo & Co.
(3 month LIBOR + 0.930%) 3.548%, 02/11/22[1]	5,701,000	5,718,606
Total Financials		45,832,213
Industrials - 21.7%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,235,000	2,301,811
AT&T, Inc.
3.200%, 03/01/22	4,648,000	4,650,895
Automatic Data Processing, Inc.
3.375%, 09/15/25	3,466,000	3,556,449
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	2,263,000	2,761,091
CVS Health Corp.
5.125%, 07/20/45	2,153,000	2,228,030
Fidelity National Information Services, Inc.
5.000%, 10/15/25	2,115,000	2,240,662
General Motors Financial Co., Inc.
4.250%, 05/15/23	2,273,000	2,254,040

	Principal Amount	Value
The George Washington University Series 2018
4.126%, 09/15/48	$3,479,000	$3,517,724
Georgia-Pacific LLC
8.000%, 01/15/24	1,860,000	2,250,195
HCA, Inc.
5.000%, 03/15/24	2,769,000	2,888,067
International Paper Co.
3.000%, 02/15/27	4,405,000	4,117,677
Kaiser Foundation Hospitals
3.150%, 05/01/27	2,398,000	2,343,267
McDonald's Corp., MTN
3.700%, 01/30/26	2,880,000	2,901,935
Microsoft Corp.
3.750%, 02/12/45	2,898,000	2,898,868
Oracle Corp.
3.800%, 11/15/37	2,355,000	2,272,566
Owens Corning
4.200%, 12/15/22	3,341,000	3,333,723
Walmart, Inc.
4.050%, 06/29/48	1,723,000	1,773,267
The Walt Disney Co., MTN
2.950%, 06/15/27	2,440,000	2,372,420
Total Industrials		50,662,687
Total Corporate Bonds and Notes (Cost $97,887,073)		96,494,900
Mortgage-Backed Securities - 1.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K062, Class A2
3.413%, 12/25/26	513,000	523,067
Series K063, Class A2
3.430%, 01/25/27[2]	2,950,000	3,017,220
Total Mortgage-Backed Securities (Cost $3,523,616)		3,540,287
Municipal Bonds - 7.0%
Los Angeles Unified School District
5.750%, 07/01/34	3,255,000	3,932,984
State of California
7.550%, 04/01/39	3,005,000	4,420,775
New Jersey Transportation Trust Fund Authority
5.754%, 12/15/28	2,570,000	2,829,056
Metropolitan Transportation Authority
6.687%, 11/15/40	2,125,000	2,748,454
JobsOhio Beverage System
4.532%, 01/01/35	2,140,000	2,333,306
Total Municipal Bonds (Cost $16,536,057)		16,264,575

9

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 47.5%
Fannie Mae - 26.1%
FNMA
3.000%, 09/01/46 to 11/01/46	$3,358,240	$3,304,395
3.500%, 07/01/28 to 02/01/46	10,446,568	10,617,802
4.000%, 03/01/44 to 02/01/47	7,573,069	7,844,534
4.500%, 04/01/39 to 06/01/46	25,876,786	27,247,254
5.000%, 02/01/34 to 08/01/40	11,116,827	11,890,616
Total Fannie Mae		60,904,601
Freddie Mac - 5.5%
FHLMC Gold Pool
3.000%, 06/01/43	372,066	367,865
3.500%, 11/01/25 to 05/01/44	6,233,263	6,351,569
4.000%, 05/01/26	199,656	205,695
5.000%, 01/01/40 to 07/01/44	5,431,614	5,823,340
Total Freddie Mac		12,748,469
U.S. Treasury Obligations - 15.9%
U.S. Treasury Notes
1.750%, 03/31/22	2,407,000	2,357,168
United States Treasury Notes
2.000%, 11/30/22	12,446,000	12,249,586
6.250%, 08/15/23	11,309,000	13,136,552
United States Treasury Bonds
4.500%, 02/15/36	7,611,000	9,424,559
Total U.S. Treasury Obligations		37,167,865
Total U.S. Government and Agency Obligations (Cost $113,160,140)		110,820,935

	Shares	Value
Short-Term Investments - 3.2%
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	2,498,312	$2,498,312
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	2,498,313	2,498,313
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	2,574,019	2,574,019
Total Short-Term Investments (Cost $7,570,644)		7,570,644
Total Investments - 100.6% (Cost $238,677,530)		234,691,341
Other Assets, less Liabilities - (0.6)%		(1,454,396)
Net Assets - 100.0%		$233,236,945

[1]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2019.
[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

10

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$96,494,900	—	$96,494,900
Mortgage-Backed Securities	—	3,540,287	—	3,540,287
Municipal Bonds	—	16,264,575	—	16,264,575
U.S. Government and Agency Obligations†	—	110,820,935	—	110,820,935
Short-Term Investments
Other Investment Companies	$7,570,644	—	—	7,570,644

Total Investments in Securities	$7,570,644	$227,120,697	—	$234,691,341

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

11

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at January 31, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
AMG Frontier Small Cap Growth Fund	$5,370,115	$1,252,579	$4,169,683	$5,422,262
AMG Managers Emerging Opportunities Fund	31,872,582	7,959,662	24,152,755	32,112,417

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
AMG Frontier Small Cap Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG Managers Emerging Opportunities Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47

13

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Shares	Value
Common Stocks - 99.5%
Communication Services - 8.5%
Alphabet, Inc., Class A*	778	$875,942
Alphabet, Inc., Class C*	790	881,932
AT&T, Inc.	10,870	326,752
Boingo Wireless, Inc.*	12,095	291,731
Care.com, Inc.*	3,364	79,962
Comcast Corp., Class A	3,542	129,531
Facebook, Inc., Class A*	6,001	1,000,307
Liberty Media Corp-Liberty SiriusXM, Class A*	18,995	755,621
Liberty TripAdvisor Holdings, Inc., Class A*	12,292	204,785
Netflix, Inc.*	1,041	353,419
Shenandoah Telecommunications Co.	7,558	359,988
TechTarget, Inc.*	4,156	60,262
Twitter, Inc. *	994	33,359
Verizon Communications, Inc.	2,885	158,848
Vonage Holdings Corp.*	1,791	16,316
The Walt Disney Co.	376	41,932
Yelp, Inc.*,1	3,924	142,912
Zynga, Inc., Class A*,1	8,227	36,857
Total Communication Services		5,750,456
Consumer Discretionary - 9.8%
Aaron’s, Inc.	411	20,575
Amazon.com, Inc.*	1,046	1,797,792
Best Buy Co., Inc.	2,515	148,989
Crocs, Inc.*	54,634	1,569,088
Gentex Corp.	15,031	318,357
Graham Holdings Co., Class B	662	440,230
The Home Depot, Inc.	1,128	207,022
International Speedway Corp., Class A	5,124	222,638
K12, Inc.*	7,056	222,334
Lowe’s Cos., Inc.	6,998	672,928
MasterCraft Boat Holdings, Inc.*	7,209	157,372
Ross Stores, Inc.	2,546	234,537
Speedway Motorsports, Inc.	16,641	268,586
Standard Motor Products, Inc.	3,900	191,724
Stoneridge, Inc.*	6,312	164,806
Total Consumer Discretionary		6,636,978
Consumer Staples - 7.6%
Central Garden & Pet Co.*,1	8,781	344,303
Central Garden & Pet Co., Class A*	11,889	423,486
The Coca-Cola Co.	1,355	65,216
Medifast, Inc.	7,439	946,539

	Shares	Value
National Beverage Corp.[1]	6,098	$511,256
Performance Food Group Co.*	15,044	513,903
The Procter & Gamble Co.	1,634	157,632
Tyson Foods, Inc., Class A	14,889	921,927
US Foods Holding Corp.*	23,550	794,106
USANA Health Sciences, Inc.*	4,059	475,309
Total Consumer Staples		5,153,677
Energy - 4.7%
Chevron Corp.	1,896	217,376
CONSOL Energy, Inc.*	3,195	113,518
Evolution Petroleum Corp.	12,254	91,537
Exxon Mobil Corp.	6,054	443,637
Gulfport Energy Corp.*,1	3,868	32,453
Marathon Petroleum Corp.	9,400	622,844
Phillips 66	4,600	438,886
Renewable Energy Group, Inc.*	11,801	341,049
Southwestern Energy Co.*	3,756	16,414
Valero Energy Corp.	5,800	509,356
W&T Offshore, Inc.*,1	67,152	338,446
Total Energy		3,165,516
Financials - 14.1%
Arch Capital Group, Ltd. (Bermuda)*	35,054	1,028,835
Bank of America Corp.	10,107	287,746
Berkshire Hathaway, Inc., Class B*	10,282	2,113,362
Brown & Brown, Inc.	50,874	1,381,738
Canadian Imperial Bank of Commerce (Canada)	1,820	154,318
Citigroup, Inc.	4,100	264,286
Discover Financial Services	6,597	445,231
Employers Holdings, Inc.	11,883	503,483
Enterprise Financial Services Corp.	2,000	88,260
Erie Indemnity Co., Class A	2,000	292,760
Essent Group, Ltd.*	6,355	252,611
Everest Re Group, Ltd. (Bermuda)	2,200	481,910
First Defiance Financial Corp.	2,962	83,469
First Financial Corp.	525	21,772
First Interstate BancSystem, Inc., Class A	4,099	159,533
Great Western Bancorp, Inc.	3,648	128,738
Houlihan Lokey, Inc.	763	33,755
Investment Technology Group, Inc.	22,783	689,414
JPMorgan Chase & Co.	6,852	709,182
Pzena Investment Management, Inc., Class A	13,234	115,930
SunTrust Banks, Inc.	3,197	189,966

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.1% (continued)
Wells Fargo & Co.	3,780	$184,880
Total Financials		9,611,179
Health Care - 15.3%
Agilent Technologies, Inc.	1,239	94,226
Amgen, Inc.	6,290	1,176,922
AngioDynamics, Inc.*	5,317	112,189
Anika Therapeutics, Inc.*	9,000	341,910
Atrion Corp.	251	187,206
Biogen, Inc.*	1,735	579,108
Cardiovascular Systems, Inc.*	2,037	63,412
Centene Corp.*	10,950	1,429,742
Charles River Laboratories International, Inc.*	5,938	731,502
Endo International PLC (Ireland)*	2,134	20,807
Genomic Health, Inc.*	7,518	569,940
Haemonetics Corp.*	2,051	202,864
HMS Holdings Corp.*	6,180	185,338
Horizon Pharma PLC*	4,155	89,291
IDEXX Laboratories, Inc.*	353	75,111
Innoviva, Inc.*	5,521	94,409
Johnson & Johnson	4,713	627,206
McKesson Corp.	1,199	153,772
Merck & Co., Inc.	777	57,832
OraSure Technologies, Inc.*	9,021	115,920
Pacira Pharmaceuticals, Inc.*	1,187	48,287
Pfizer, Inc.	5,793	245,913
The Providence Service Corp.*	3,524	226,029
Simulations Plus, Inc.	1,181	22,746
UnitedHealth Group, Inc.	8,196	2,214,559
Vanda Pharmaceuticals, Inc.*	7,412	201,088
WellCare Health Plans, Inc.*	2,003	553,789
Total Health Care		10,421,118
Industrials - 9.6%
Alaska Air Group, Inc.	17,647	1,128,526
Allison Transmission Holdings, Inc.	22,720	1,105,782
The Boeing Co.	317	122,242
Brady Corp., Class A	478	21,371
BWX Technologies, Inc.[1]	20,881	969,296
Continental Building Products, Inc.*	23,029	606,584
Delta Air Lines, Inc.	2,728	134,845
HEICO Corp., Class A	387	27,102
Herman Miller, Inc.	5,314	181,898
Huntington Ingalls Industries, Inc.	5,795	1,196,378

	Shares	Value
ICF International, Inc.	1,569	$103,428
Kimball International, Inc., Class B	1,173	16,574
Rush Enterprises, Inc., Class B	5,151	200,477
Southwest Airlines Co.	4,500	255,420
The Toro Co.	282	16,779
TPI Composites, Inc.*,1	1,903	57,604
UniFirst Corp.	3,000	415,290
Total Industrials		6,559,596
Information Technology - 20.7%
Appfolio, Inc., Class A*	2,427	153,653
Apple, Inc.	12,185	2,028,072
CACI International, Inc., Class A*	4,423	739,437
CDW Corp.	8,507	708,378
Ciena Corp.*	4,571	174,109
Cisco Systems, Inc.	2,831	133,878
Diodes, Inc.*	1,286	43,248
EVERTEC, Inc. (Puerto Rico)	5,203	143,967
Intel Corp.	3,809	179,480
Lumentum Holdings, Inc.*	2,363	115,574
Mastercard, Inc., Class A	10,530	2,223,199
MAXIMUS, Inc.	1,542	108,141
Micron Technology, Inc.*	5,575	213,077
Microsoft Corp.	27,500	2,871,825
Oracle Corp.	583	29,284
PC Connection, Inc.	1,741	57,679
Progress Software Corp.	26,483	959,479
QAD, Inc., Class A	9,851	415,318
Rudolph Technologies, Inc.*	11,599	251,930
salesforce.com, Inc.*	1,696	257,741
ServiceNow, Inc.*	326	71,727
Visa, Inc., Class A	16,276	2,197,423
Total Information Technology		14,076,619
Materials - 2.5%
AdvanSix, Inc.*	4,109	130,009
FutureFuel Corp.	981	17,962
Graphic Packaging Holding Co.[1]	25,299	305,359
LyondellBasell Industries NV, Class A	7,700	669,669
Stepan Co.	4,308	378,802
Verso Corp., Class A*	8,572	211,471
Total Materials		1,713,272
Real Estate - 4.0%
American Homes 4 Rent, Class A, REIT [1]	11,900	263,109
American Tower Corp., REIT	481	83,136

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 4.0% (continued)
Equity Commonwealth, REIT	1,867	$60,416
HFF, Inc., Class A	3,152	130,556
Marcus & Millichap, Inc.*	19,010	752,796
PS Business Parks, Inc., REIT	5,374	780,251
The RMR Group, Inc., Class A	10,179	671,916
Total Real Estate		2,742,180
Utilities - 2.7%
American Water Works Co., Inc.	4,551	435,394
Evergy, Inc.	300	17,196
Hawaiian Electric Industries, Inc.[1]	10,503	390,607
OGE Energy Corp.	16,554	677,886
Vectren Corp.	4,069	294,514
Total Utilities		1,815,597
Total Common Stocks (Cost $41,672,164)		67,646,188

	Principal Amount
Short-Term Investments - 1.0%
Joint Repurchase Agreements - 0.4%[2]
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $285,307 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $290,993)	$285,287	285,287

	Shares	Value
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	127,109	$127,109
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	127,110	127,110
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	130,961	130,961
Total Other Investment Companies		385,180
Total Short-Term Investments (Cost $670,467)		670,467
Total Investments - 100.5% (Cost $42,342,631)		68,316,655
Other Assets, less Liabilities - (0.5)%		(343,115)
Net Assets - 100.0%		$67,973,540

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $3,172,322 or 4.7% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$67,646,188	—	—	$67,646,188
Short-Term Investments
Joint Repurchase Agreements	—	$285,287	—	285,287
Other Investment Companies	385,180	—	—	385,180

Total Investments in Securities	$68,031,368	$285,287	—	$68,316,655

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Shares	Value
Long Positions - 93.8%
Common Stocks - 78.5%
Communication Services - 2.0%
Gray Television, Inc.*,1	6,756	$112,893
Liberty TripAdvisor Holdings, Inc., Class A*	27,917	465,097
MDC Partners, Inc., Class A*	21,676	64,377
Shenandoah Telecommunications Co.	8,673	413,095
Vonage Holdings Corp.*	58,190	530,111
Yelp, Inc.*,1	11,490	418,466
Total Communication Services		2,004,039
Consumer Discretionary - 8.9%
1-800-Flowers.com, Inc., Class A*	2,245	35,808
Aaron’s, Inc.	748	37,445
Amazon.com, Inc.*	255	438,276
Asbury Automotive Group, Inc.*,1	1,776	125,474
Career Education Corp.*	2,234	28,841
Core-Mark Holding Co., Inc.	770	21,468
Deckers Outdoor Corp.*	2,819	362,101
Etsy, Inc.*,1	949	51,863
Gentex Corp.	47,800	1,012,404
Helen of Troy, Ltd.*	3,221	373,765
Installed Building Products, Inc.*,1	175	7,369
J. Jill, Inc.*,1	52,834	314,362
K12, Inc.*	6,340	199,773
Liberty Expedia Holdings, Inc., Class A*	3,390	138,956
MarineMax, Inc.*,1	25,944	461,284
The Michaels Cos., Inc.*,1	6,659	92,294
NIKE, Inc., Class B	12,763	1,045,034
Ross Stores, Inc.	11,283	1,039,390
ServiceMaster Global Holdings, Inc.*	9,296	362,451
Speedway Motorsports, Inc.	23,355	376,950
Stamps.com, Inc.*,1	567	105,507
Taylor Morrison Home Corp., Class A*	36,565	691,079
The TJX Cos., Inc.	21,166	1,052,585
Tower International, Inc.	434	12,625
Ulta Beauty, Inc.*	1,790	522,537
ZAGG, Inc.*	1,687	18,928
Total Consumer Discretionary		8,928,569
Consumer Staples - 2.3%
Monster Beverage Corp.*	578	33,085
Performance Food Group Co.*	36,722	1,254,424
US Foods Holding Corp.*	8,696	293,229

	Shares	Value
USANA Health Sciences, Inc.*	6,452	$755,529
Total Consumer Staples		2,336,267
Energy - 3.3%
Adams Resources & Energy, Inc.[2]	770	30,515
Carrizo Oil & Gas, Inc.*,1	46,903	575,969
CONSOL Energy, Inc.*	10,753	382,054
Denbury Resources, Inc.*	77,510	157,345
Evolution Petroleum Corp.	26,576	198,523
Gulfport Energy Corp.*,1	60,950	511,371
Helix Energy Solutions Group, Inc.*,1	11,496	78,518
HollyFrontier Corp.	1,102	62,087
Laredo Petroleum, Inc.*,1	19,939	75,768
Pioneer Natural Resources Co.	320	45,542
Renewable Energy Group, Inc.*	29,867	863,156
Southwestern Energy Co.*,1	29,747	129,994
Unit Corp.*,1	1,461	23,318
W&T Offshore, Inc.*,1	38,606	194,574
Total Energy		3,328,734
Financials - 14.3%
American Equity Investment Life Holding Co.	34,061	1,066,791
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	6,470	226,773
Cathay General Bancorp	2,420	89,830
Cherry Hill Mortgage Investment Corp., REIT	5,753	106,430
Citizens Financial Group, Inc.	4,614	156,507
Employers Holdings, Inc.	9,892	419,124
Enova International, Inc.*,1	5,167	119,099
Essent Group, Ltd.*	36,297	1,442,806
Federated Investors, Inc., Class B	20,878	545,542
Financial Institutions, Inc.	728	19,525
First American Financial Corp.	19,946	998,896
First BanCorp/Puerto Rico (Puerto Rico)	22,939	244,300
Great Western Bancorp, Inc.	27,103	956,465
Green Dot Corp., Class A*	719	53,220
Houlihan Lokey, Inc.	17,876	790,834
International Bancshares Corp.	3,541	125,599
Kemper Corp.	3,471	260,950
MGIC Investment Corp.*	115,785	1,444,997
National General Holdings Corp.	9,571	231,140
NMI Holdings, Inc., Class A*	16,336	359,392
Old Republic International Corp.	14,548	293,142
On Deck Capital, Inc.*	40,128	301,763
The Progressive Corp.	15,051	1,012,782
Pzena Investment Management, Inc., Class A	43,345	379,702

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.3% (continued)
Radian Group, Inc.	61,803	$1,189,090
SEI Investments Co.	28,393	1,349,803
Selective Insurance Group, Inc.	1,943	118,368
Silvercrest Asset Management Group, Inc., Class A	3,722	49,577
Total Financials		14,352,447
Health Care - 8.1%
Acorda Therapeutics, Inc.*,1	30,711	510,724
AMAG Pharmaceuticals, Inc.*	5,010	82,014
Amedisys, Inc.*	7,795	1,022,392
Biogen, Inc.*	1,217	406,210
Boston Scientific Corp.*	24,976	952,834
Cardiovascular Systems, Inc.*	11,626	361,917
Endo International PLC (Ireland)*,1	13,158	128,290
Evolent Health, Inc., Class A*,1	14,624	258,552
Genomic Health, Inc.*	10,544	799,341
Haemonetics Corp.*	2,732	270,222
Halozyme Therapeutics, Inc.*	2,949	47,715
HealthEquity, Inc.*,1	8,011	499,406
HMS Holdings Corp.*	9,568	286,944
Horizon Pharma PLC*	4,975	106,913
Lantheus Holdings, Inc.*	1,012	17,022
Ligand Pharmaceuticals, Inc.*,1	2,610	308,241
Mallinckrodt PLC*	5,540	121,104
Medpace Holdings, Inc.*,1	6,402	412,289
Molina Healthcare, Inc.*,1	322	42,820
Nektar Therapeutics*	1,825	77,270
Novavax, Inc.*	11,272	26,376
Pacira Pharmaceuticals, Inc.*	2,589	105,321
STAAR Surgical Co.*,1	4,490	160,428
Syneos Health, Inc.*,1	6,738	343,908
Vanda Pharmaceuticals, Inc.*	15,789	428,356
Veracyte, Inc.*	3,723	67,721
Vericel Corp.*,1	3,553	61,112
Vertex Pharmaceuticals, Inc.*	791	151,010
Xencor, Inc.*,1	940	33,934
Total Health Care		8,090,386
Industrials - 12.1%
Allison Transmission Holdings, Inc.	28,976	1,410,262
ArcBest Corp.	2,734	102,853
Atkore International Group, Inc.*	10,124	234,775
Avis Budget Group, Inc.*,2	28,242	752,367

	Shares	Value
Brady Corp., Class A2	2,122	$94,875
Builders FirstSource, Inc.*	11,148	147,376
Comfort Systems USA, Inc.	534	25,616
Commercial Vehicle Group, Inc.*	8,857	66,162
Continental Building Products, Inc.*	38,437	1,012,431
Covenant Transportation Group, Inc., Class A*	17,223	406,118
EMCOR Group, Inc.	13,197	860,840
Generac Holdings, Inc.*	3,231	171,017
Hawaiian Holdings, Inc.[1]	15,332	490,931
Herman Miller, Inc.	30,983	1,060,548
HNI Corp.	625	24,294
Insperity, Inc.	542	57,821
JetBlue Airways Corp.*	52,421	943,054
Kforce, Inc.	2,876	94,362
Kimball International, Inc., Class B	7,275	102,796
Masonite International Corp.*	1,646	94,151
Meritor, Inc.*	1,886	39,002
Moog, Inc., Class A	2,142	191,645
Oshkosh Corp.	99	7,430
Robert Half International, Inc.	1,138	73,321
Schneider National, Inc., Class B	19,691	418,237
Southwest Airlines Co.	24,408	1,385,398
The Toro Co.	23,759	1,413,660
TrueBlue, Inc.*	13,352	325,655
United Continental Holdings, Inc.*	2,332	203,514
Total Industrials		12,210,511
Information Technology - 10.0%
Appfolio, Inc., Class A*	142	8,990
Cabot Microelectronics Corp.	4,224	430,383
CDW Corp.	9,621	801,141
Ciena Corp.*	19,907	758,258
Cirrus Logic, Inc.*,1	2,920	108,478
EVERTEC, Inc. (Puerto Rico)	31,597	874,289
Extreme Networks, Inc.*	8,573	64,812
Fabrinet (Thailand)*	2,688	152,786
FormFactor, Inc.*	1,671	25,098
Immersion Corp.*	8,257	78,359
Lumentum Holdings, Inc.*,1	7,346	359,293
MAXIMUS, Inc.	14,394	1,009,451
Micron Technology, Inc.*	29,058	1,110,597
Monotype Imaging Holdings Inc.	11,819	196,195
Nanometrics, Inc.*	16,818	514,463
National Instruments Corp.	18,554	820,458

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.0% (continued)
NXP Semiconductors, N.V. (Netherlands)	2,349	$204,433
Paylocity Holding Corp.*	3,466	246,190
Photronics, Inc.*	40,992	438,205
Progress Software Corp.[2]	9,907	358,931
Semtech Corp.*	8,233	399,794
Symantec Corp.	14,750	310,045
Tech Data Corp.*	8,403	803,579
Total Information Technology		10,074,228
Materials - 2.6%
FutureFuel Corp.	15,811	289,499
Louisiana-Pacific Corp.	36,328	885,677
LyondellBasell Industries NV, Class A	2,546	221,425
Minerals Technologies, Inc.	1,366	80,007
Steel Dynamics, Inc.	396	14,490
Stepan Co.	3,971	349,170
Trinseo, S.A.[2]	2,695	132,190
Verso Corp., Class A*	7,179	177,106
Warrior Met Coal, Inc.[1]	16,762	481,572
Total Materials		2,631,136
Real Estate - 10.7%
Apartment Investment & Management Co.,
Class A, REIT	3,044	150,739
Chatham Lodging Trust, REIT	30,436	615,111
Chesapeake Lodging Trust, REIT	40,480	1,152,870
Cousins Properties, Inc., REIT	2,028	17,948
Equity LifeStyle Properties, Inc., REIT	2,810	297,523
First Industrial Realty Trust, Inc., REIT	23,214	759,562
Gaming and Leisure Properties, Inc., REIT	21,666	812,475
HFF, Inc., Class A	14,584	604,069
Lexington Realty Trust, REIT	148,708	1,429,084
Marcus & Millichap, Inc.*	21,440	849,024
PS Business Parks, Inc., REIT	9,051	1,314,115
Rayonier, Inc., REIT	1,849	56,284
Rexford Industrial Realty, Inc., REIT	16,498	554,333
The RMR Group, Inc., Class A	14,438	953,052
Sunstone Hotel Investors, Inc., REIT [2]	82,779	1,183,740
Total Real Estate		10,749,929
Utilities - 4.2%
Avista Corp.	29,308	1,226,540

*	Non-income producing security.
#	Less than 0.05%.

	Shares	Value
OGE Energy Corp.	34,726	$1,422,030
Portland General Electric Co.	21,017	1,015,541
UGI Corp.[2]	9,416	536,994
Total Utilities		4,201,105
Total Common Stocks (Cost $77,766,011)		78,907,351

	Principal Amount
Short-Term Investments - 15.3%
Joint Repurchase Agreements - 0.1%[3]
Barclays Capital, Inc., dated 01/31/19, due 02/01/19, 2.550% total to be received $118,090 (collateralized by various U.S. Treasuries, 0.000% - 3.125%, 05/15/24 -02/15/46, totaling $120,444)	$118,082	118,082

	Shares
Other Investment Companies - 15.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[4]	148	148
Morgan Stanley Institutional Liquidity Fund Prime Portfolio, Institutional Shares, 2.54%[4]	15,266,530	15,275,690
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[4]	149	149
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[4]	153	153
Total Other Investment Companies		15,276,140
Total Short-Term Investments (Cost $15,392,812)		15,394,222
Total Investments - 93.8% (Cost $93,158,823)		94,301,573
Short Sales - (0.3%)
Common Stocks - (0.3%)
Health Care - (0.0%)#
La Jolla Pharmaceutical Co. *	(3,124)	(18,869)
Information Technology - (0.3%)
ADTRAN, Inc.	(18,805)	(274,177)
Total Common Stocks (Proceeds $(331,355))		(293,046)
Derivatives - 1.8%		1,768,410
Other Assets, less Liabilities - 4.7%		4,744,850
Net Assets - 100.0%		$100,521,787

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

[1]

Some or all of these securities, amounting to $4,959,762 or 4.9% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, swaps and futures contracts. As of January 31, 2019, value of securities held in the segregated account was $1,854,600.

[3]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	372	Long	03/15/19	$50,303,700	$3,776,794
S&P 500 E-Mini FUT Index	USD	52	Short	03/15/19	(7,031,700)	(105,688)

					Total	$3,671,106

Over-the-counter total return basket swap

Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund pays the total return on a portfolio of long positions and receives the 1-Month LIBOR (+/- a spread)	$2,053,031	8/7/2020	$24,629

				$24,629

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
Care.com, Inc.	300	$6,940	$191	0.8
Emergent BioSolutions, Inc.	2,019	120,450	5,516	22.4
Hawkins, Inc.	1,715	70,853	303	1.2
Mesa Air Group, Inc.	10,738	97,670	(3,713)	(15.1)
Tivity Health, Inc.	58,023	1,278,892	12,700	51.6
Zynga, Inc., Class A	109,009	478,226	10,134	41.1

Total long equity positions			25,131	102.0
Financing			(502)	(2.0)

	Total		$24,629	100.0

Over-the-counter total return basket swap

Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (+/- a spread).	$(69,220,958)	8/7/2020	$(1,927,325)

				$(1,927,325)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
2U, Inc.	(2,156)	$(120,952)	$(1,617)	0.1
3D Systems Corp.	(1,978)	(24,876)	(364)	0.0

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
AAC Holdings, Inc.	(70,491)	$(154,637)	$(15,952)	0.8
Adamas Pharmaceuticals, Inc.	(12,181)	(102,381)	(7,248)	0.4
Adesto Technologies Corp.	(54,564)	(266,377)	(2,623)	0.1
Aerie Pharmaceuticals, Inc.	(3,056)	(141,065)	(2,628)	0.1
AGNC Investment Corp.	(3,697)	(66,953)	739	(0.0)
AgroFresh Solutions, Inc.	(31,788)	(124,927)	(2,861)	0.1
Aimmune Therapeutics, Inc.	(333)	(7,289)	(543)	0.0
Albemarle Corp.	(10,701)	(838,102)	(25,789)	1.3
Aldeyra Therapeutics, Inc.	(4,614)	(39,034)	(1,615)	0.1
Alnylam Pharmaceuticals, Inc.	(4,469)	(353,587)	(19,708)	1.0
American International Group, Inc.	(28,532)	(1,211,914)	(21,525)	1.1
American Realty Investors, Inc.	(1,379)	(18,157)	120	(0.0)
The Andersons, Inc.	(577)	(19,935)	(288)	0.0
Applied Optoelectronics, Inc.	(5,791)	(97,578)	(3,069)	0.2
Arlington Asset Investment Corp., Class A	(18,493)	(157,930)	(1,479)	0.1
Asure Software, Inc.	(38,162)	(210,273)	7,632	(0.4)
AXT, Inc.	(19,858)	(78,056)	(3,560)	0.2
B. Riley Financial, Inc.	(9,544)	(137,983)	(7,563)	0.4
Banc of California, Inc.	(41,120)	(614,333)	14,803	(0.8)
Banco Latinoamericano de Comercio Exterior, S.A., Class E	(63,928)	(1,175,464)	(25,104)	1.3
Bluebird Bio, Inc.	(2,713)	(334,984)	(27,012)	1.4
Bluerock Residential Growth REIT, Inc.	(38,274)	(394,167)	(3,117)	0.2
Briggs & Stratton Corp.	(62,002)	(750,746)	(47,840)	2.5
The Brink’s Co.	(9,268)	(663,751)	(22,544)	1.2
Bunge, Ltd.	(11,756)	(631,466)	(15,937)	0.8
BWX Technologies, Inc.	(5,445)	(247,768)	(4,989)	0.3
Cadiz, Inc.	(5,447)	(54,637)	(1,467)	0.1
Campbell Soup Co.	(3,723)	(128,406)	(3,500)	0.2
Capstead Mortgage Corp.	(169,461)	(1,219,710)	(29,218)	1.5
Carbon Black, Inc.	(919)	(14,116)	(119)	0.0
Carvana Co.	(8,751)	(332,572)	7,473	(0.4)
CatchMark Timber Trust, Inc., Class A	(119,353)	(1,059,251)	(37,603)	1.9
Caterpillar, Inc.	(7,508)	(949,987)	(49,778)	2.6
CBL & Associates Properties, Inc.	(412,985)	(995,294)	(33,039)	1.7
Century Aluminum Co.	(24,048)	(207,534)	(13,707)	0.7
Century Communities, Inc.	(47,807)	(1,063,706)	(57,846)	3.0
Charah Solutions, Inc.	(17,722)	(128,485)	1,595	(0.1)
CIRCOR International, Inc.	(36,900)	(958,108)	(62,177)	3.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
Clovis Oncology, Inc.	(999)	$(24,456)	$(879)	0.0
Compass Minerals International, Inc.	(5,280)	(270,442)	(5,438)	0.3
Coty, Inc., Class A	(14,731)	(106,211)	(8,102)	0.4
Crown Holdings, Inc.	(14,757)	(725,454)	(27,153)	1.4
Cytokinetics, Inc.	(1,016)	(6,901)	(241)	0.0
Deere & Co.	(5,584)	(896,120)	(19,656)	1.0
Del Frisco’s Restaurant Group, Inc.	(84,088)	(656,727)	(9,250)	0.5
Dermira, Inc.	(7,314)	(48,565)	293	(0.0)
Diamond Offshore Drilling, Inc.	(16,193)	(175,370)	(1,619)	0.1
Digimarc Corp.	(22,190)	(422,258)	(10,225)	0.5
Dine Brands Global, Inc.	(581)	(44,406)	93	(0.0)
Drive Shack, Inc.	(4,547)	(18,779)	(364)	0.0
Dynavax Technologies Corp.	(4,831)	(52,126)	(1,111)	0.1
Ebix, Inc.	(4,619)	(256,031)	(7,806)	0.4
Equinix, Inc.	(1,090)	(412,184)	(17,276)	0.9
Exantas Capital Corp.	(1,613)	(16,697)	(352)	0.0
Exela Technologies, Inc.	(49,890)	(179,812)	(16,755)	0.9
Farmer Brothers Co.	(22,322)	(547,609)	(1,513)	0.1
FireEye, Inc.	(712)	(12,296)	(292)	0.0
First Solar, Inc.	(18,128)	(907,850)	(9,245)	0.5
FirstEnergy Corp.	(21,123)	(813,485)	(14,537)	0.8
Flexion Therapeutics, Inc.	(36,845)	(495,522)	(45,731)	2.4
Flotek Industries, Inc.	(33,520)	(84,674)	(1,137)	0.1
FreightCar America, Inc.	(39,756)	(281,626)	(1,437)	0.1
Front Yard Residential Corp.	(95,620)	(980,105)	(54,503)	2.8
Gaia, Inc.	(89,014)	(960,669)	(86,136)	4.5
GameStop Corp., Class A	(67,126)	(786,448)	25,239	(1.3)
Genco Shipping & Trading, Ltd.	(7,064)	(51,285)	(777)	0.0
General Electric Co.	(136,821)	(1,218,126)	(171,975)	8.9
GoPro, Inc., Class A	(35,457)	(170,903)	(3,900)	0.2
Granite Point Mortgage Trust, Inc.	(45,911)	(886,537)	(9,646)	0.5
Great Ajax Corp.	(2,565)	(32,864)	(250)	0.0
Greenlight Capital Re, Ltd., Class A	(104,896)	(1,065,853)	(21,918)	1.1
Griffon Corp.	(31,462)	(435,749)	(64,812)	3.4
Hamilton Beach Brands Holding Co., Class A	(3,626)	(97,137)	2,354	(0.1)
HC2 Holdings, Inc.	(11,377)	(37,658)	(1,138)	0.1
HCI Group, Inc.	(4,605)	(215,428)	(2,757)	0.1
Heritage Insurance Holdings, Inc.	(12,204)	(177,202)	0	0.0

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
Howard Bancorp, Inc.	(28,637)	$(404,068)	$36,655	(1.9)
The Howard Hughes Corp.	(591)	(63,893)	(1,732)	0.1
Hyster-Yale Materials Handling, Inc.	(4,921)	(329,407)	(13,046)	0.7
Impac Mortgage Holdings, Inc.	(2,549)	(8,972)	26	(0.0)
Innophos Holdings, Inc.	(1,887)	(56,138)	(283)	0.0
Insmed, Inc.	(8,290)	(202,359)	829	(0.0)
Insulet Corp.	(8,567)	(658,108)	(37,446)	1.9
Internap Corp.	(19,609)	(108,830)	2,745	(0.1)
International Seaways, Inc.	(40,821)	(708,679)	(30,997)	1.6
INTL. FCStone, Inc.	(4,514)	(169,853)	(2,717)	0.1
Intrexon Corp.	(7,328)	(54,520)	(1,612)	0.1
Invacare Corp.	(62,860)	(326,719)	3,618	(0.2)
Iteris, Inc.	(39,556)	(150,463)	(1,828)	0.1
The KeyW Holding Corp.	(26,498)	(179,451)	(10,804)	0.6
Kindred Biosciences, Inc.	(1,074)	(10,659)	81	(0.0)
Kirby Corp.	(17,766)	(1,255,505)	(75,346)	3.9
Kopin Corp.	(354,143)	(446,220)	(42,497)	2.2
Kosmos Energy, Ltd.	(6,409)	(31,725)	(1,154)	0.1
Landec Corp.	(10,147)	(127,681)	(1,084)	0.1
Leaf Group, Ltd.	(4,839)	(36,341)	(823)	0.0
LendingClub Corp.	(120,045)	(362,897)	(20,047)	1.0
Lexicon Pharmaceuticals, Inc.	(40,739)	(177,017)	(15,679)	0.8
Liberty Media Corp-Liberty Formula One, Class A	(5,835)	(179,249)	698	(0.0)
Lindsay Corp.	(10,970)	(937,915)	(4,189)	0.2
LSB Industries, Inc.	(20,392)	(148,454)	(3,467)	0.2
Lumber Liquidators Holdings, Inc.	(5,038)	(58,592)	(1,965)	0.1
The Macerich Co.	(26,275)	(1,218,350)	5,496	(0.3)
The Manitowoc Co., Inc.	(28,213)	(418,733)	(10,669)	0.6
Mattel, Inc.	(84,745)	(1,038,974)	35,593	(1.8)
Maui Land & Pineapple Co., Inc.	(3,176)	(37,901)	(21)	0.0
Maxwell Technologies, Inc.	(297,283)	(841,311)	(44,592)	2.3
MBIA, Inc.	(129,842)	(1,216,451)	(31,330)	1.6
The Medicines Co.	(20,130)	(426,555)	(38,650)	2.0
Melinta Therapeutics, Inc.	(7,731)	(6,976)	449	(0.0)
Meredith Corp.	(13,040)	(717,878)	10,198	(0.5)
MGP Ingredients, Inc.	(3,577)	(255,505)	(1,288)	0.1
Microchip Technology, Inc.	(1,783)	(141,731)	(1,569)	0.1
Molecular Templates, Inc.	(11,096)	(47,269)	(5,326)	0.3

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
Motorcar Parts of America, Inc.	(6,090)	$(121,922)	$122	(0.0)
MRC Global, Inc.	(1,298)	(20,039)	(235)	0.0
Neos Therapeutics, Inc.	(44,618)	(90,575)	(4,908)	0.3
The New Home Co., Inc.	(91,049)	(629,049)	(1,011)	0.1
New Senior Investment Group, Inc.	(106,472)	(531,295)	(45,783)	2.4
NN, Inc.	(118,212)	(1,046,132)	(33,144)	1.7
Northwest Natural Holding Co.	(14,496)	(894,854)	(12,596)	0.7
Northwest Pipe Co.	(24,991)	(545,484)	(30,308)	1.6
Ocwen Financial Corp.	(229,844)	(388,436)	2,298	(0.1)
Office Properties Income Trust	(28,924)	(913,918)	(12,518)	0.6
Optinose, Inc.	(7,061)	(43,778)	(1,695)	0.1
ORBCOMM, Inc.	(11,366)	(91,610)	(909)	0.0
Owens & Minor, Inc.	(58,353)	(445,769)	4,037	(0.2)
Papa John’s International, Inc.	(722)	(30,562)	29	(0.0)
Park Electrochemical Corp.	(25,118)	(561,326)	(10,863)	0.6
PDF Solutions, Inc.	(25,005)	(253,801)	(9,002)	0.5
PDL Community Bancorp	(13,787)	(176,487)	(1,779)	0.1
Pennsylvania Real Estate Investment Trust	(130,416)	(982,032)	20,867	(1.1)
PHI, Inc.	(94,294)	(256,054)	(53,230)	2.8
Portola Pharmaceuticals, Inc.	(7,590)	(202,046)	(3,643)	0.2
PRA Group, Inc.	(41,843)	(1,212,279)	(22,508)	1.2
PROS Holdings, Inc.	(4,758)	(161,877)	(2,749)	0.1
Pure Cycle Corp.	(3,198)	(31,945)	(579)	0.0
Quorum Health Corp.	(14,051)	(42,575)	1,405	(0.1)
Radius Health, Inc.	(10,620)	(181,283)	(12,744)	0.7
Red Lion Hotels Corp.	(26,908)	(250,494)	1,595	(0.1)
Redwood Trust, Inc.	(75,701)	(1,220,002)	(1,055)	0.1
Reliant Bancorp, Inc.	(663)	(14,288)	33	(0.0)
Republic First Bancorp, Inc.	(20,009)	(120,054)	2,001	(0.1)
REV Group, Inc.	(8,703)	(71,626)	(696)	0.0
Safeguard Scientifics, Inc.	(107,986)	(1,029,915)	5,128	(0.3)
Sage Therapeutics, Inc.	(394)	(51,496)	(4,684)	0.2
SEACOR Marine Holdings, Inc.	(1,919)	(25,196)	(230)	0.0
Seattle Genetics, Inc.	(2,743)	(200,788)	(8,860)	0.5
Select Energy Services, Inc., Class A	(819)	(6,957)	(5)	0.0
Sempra Energy	(10,812)	(1,228,168)	(36,620)	1.9
Ship Finance International, Ltd.	(5,042)	(59,697)	(1,613)	0.1
Sientra, Inc.	(8,461)	(93,409)	(677)	0.0

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ Depreciation	% of Swap Value
Stemline Therapeutics, Inc.	(2,140)	$(22,898)	$(770)	0.0
Stratus Properties, Inc.	(4,712)	(111,065)	(610)	0.0
Sun Hydraulics Corp.	(19,404)	(663,531)	(23,759)	1.2
Sunrun, Inc.	(5,269)	(64,440)	(5,638)	0.3
Switch, Inc., Class A	(14,582)	(118,552)	(3,062)	0.2
Syndax Pharmaceuticals, Inc.	(18,653)	(98,301)	(6,155)	0.3
Telenav, Inc.	(22,316)	(96,182)	(2,678)	0.1
TerraForm Power, Inc., Class A	(18,752)	(213,585)	(9,188)	0.5
Textainer Group Holdings, Ltd.	(14,957)	(192,497)	(2,244)	0.1
TG Therapeutics, Inc.	(20,294)	(84,626)	1,421	(0.1)
TherapeuticsMD, Inc.	(87,421)	(437,979)	(20,981)	1.1
Third Point Reinsurance, Ltd.	(65,342)	(669,916)	(16,829)	0.9
TimkenSteel Corp.	(2,501)	(29,662)	(2,176)	0.1
Trinity Place Holdings, Inc.	(6,505)	(26,836)	(160)	0.0
Uniti Group, Inc.	(44,233)	(879,202)	(1,477)	0.1
Valmont Industries, Inc.	(4,856)	(612,196)	(14,228)	0.7
Verastem, Inc.	(2,260)	(6,860)	(552)	0.0
ViaSat, Inc.	(11,823)	(727,114)	(14,069)	0.7
ViewRay, Inc.	(13,069)	(90,568)	(3,398)	0.2
Virtus Investment Partners, Inc.	(783)	(69,928)	(519)	0.0
Vornado Realty Trust	(16,985)	(1,145,461)	(41,961)	2.2
Wabtec Corp.	(18,154)	(1,258,963)	3,432	(0.2)
Wayfair, Inc., Class A	(4,145)	(431,992)	(21,720)	1.1
White Mountains Insurance Group, Ltd.	(1,289)	(1,151,029)	(796)	0.0
WillScot Corp.	(121,453)	(1,214,664)	(30,229)	1.6
WisdomTree Investments, Inc.	(51,549)	(339,192)	(6,186)	0.3
Zafgen, Inc.	(1,679)	(7,096)	(359)	0.0

Total short equity positions			(1,916,812)	99.5
Financing			(10,513)	0.5

Total			$(1,927,325)	100.0

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$78,907,351	—	—	$78,907,351
Short-Term Investments
Joint Repurchase Agreements	—	$118,082	—	118,082
Other Investment Companies	15,276,140	—	—	15,276,140

Total Assets	94,183,491	118,082	—	94,301,573

Liabilities
Common Stocks†	(293,046)	—	—	(293,046)

Net Investments in Securities	$93,890,445	$118,082	—	$94,008,527

Financial Derivative Instruments - Assets
Equity Swap Contracts	—	$24,629	—	$24,629
Equity Futures Contracts	$3,776,794	—	—	3,776,794
Financial Derivative Instruments - Liabilities
Equity Swap Contracts	—	(1,927,325)	—	(1,927,325)
Equity Futures Contracts	(105,688)	—	—	(105,688)

Total Financial Derivative Instruments	$3,671,106	$(1,902,696)	—	$1,768,410

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2019

	Shares	Value
Exchange Traded Funds - 51.2%
iShares Global Infrastructure ETF	19,512	$833,553
iShares iBoxx $ High Yield Corporate Bond ETF[1,2]	116,298	9,898,123
iShares TIPS Bond ETF[1]	83,479	9,272,012
Materials Select Sector SPDR Fund	15,436	823,511
SPDR Citi International Government Inflation-Protected Bond ETF[1]	39,783	2,161,808
VanEck Vectors Gold Miners ETF	37,282	845,929
VanEck Vectors Natural Resource ETF	23,994	845,093
Vanguard Global ex-U.S. Real Estate ETF	4,952	284,096
Vanguard REIT ETF[1]	31,450	2,623,244
Total Exchange Traded Funds (Cost $27,429,005)		27,587,369

	Notes
Exchange Traded Notes - 9.6%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	38,117	994,854
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	85,188	1,910,767
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	411,273	2,138,620
VelocityShares 3x Long Crude Oil ETN, 02/09/32*	9,493	132,142
Total Exchange Traded Notes (Cost $5,236,927)		5,176,383

Purchased Options - 0.1%
(See Open Purchased Options schedule) (Cost $550,783)		55,417

	Principal Amount
U.S. Government Obligations - 12.9%
United States Treasury Bill, 2.406%, 04/25/19[3,4]	$4,000,000	3,978,466
United States Treasury Bill, 2.345%, 03/28/19[3,4]	3,000,000	2,989,252
Total U.S. Government Obligations (Cost $6,966,738)		6,967,718
Short-Term Investments - 41.0%
Joint Repurchase Agreements - 14.5%[5]
Bank of Montreal, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,846,716 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 11/01/27 - 01/20/49, totaling $1,883,516)	1,846,584	1,846,584

	Principal Amount	Value
Industrial and Commercial Bank of China Financial Services LLC dated 01/31/19, due 02/01/19, 2.570% total to be received $388,266 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $396,003)	$388,238	$388,238
Jefferies LLC, dated 01/31/19, due 02/01/19, 2.600% total to be received $1,846,717 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.625%, 02/06/19 - 07/15/36, totaling $1,883,517)	1,846,584	1,846,584
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,846,716 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 - 02/01/48, totaling $1,883,516)	1,846,584	1,846,584
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,846,716 (collateralized by various U.S. Government Agency Obligations, 1.250% - 7.000%, 05/30/19 - 12/15/48, totaling $1,883,516)	1,846,584	1,846,584
Total Joint Repurchase Agreements		7,774,574

	Shares
Other Investment Companies - 26.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[6]	4,717,026	4,717,026
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[6]	4,717,025	4,717,025
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[6]	4,859,966	4,859,966
Total Other Investment Companies		14,294,017
Total Short-Term Investments (Cost $22,068,591)		22,068,591
Total Investments - 114.8% (Cost $62,252,044)		61,855,478
Other Assets, less Liabilities - (14.8)%		(7,960,787)
Net Assets - 100.0%		$53,894,691

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of January 31, 2019, amounting to $12,119,461 or 22.5% of net assets.
[2]

Some or all of these securities, amounting to $7,625,260 or 14.1% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[3]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at January 31, 2019, amounted to $2,987,451, or 5.5% of net assets.
[4]	Represents yield to maturity at January 31, 2019.
[5]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

Open Purchased Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	2,725	03/15/19	12	$327,000	$5,672	$494
EURO STOXX 50 (Put)	2,775	02/15/19	2	55,500	759	14
EURO STOXX 50 (Put)	2,825	03/15/19	61	1,723,250	30,170	4,050
EURO STOXX 50 (Put)	2,825	04/18/19	53	1,497,250	19,985	9,342
EURO STOXX 50 (Put)	2,950	02/15/19	54	1,593,000	23,319	1,298
S&P 500 Index (Put)	2,115	04/18/19	24	5,076,000	97,251	8,880
S&P 500 Index (Put)	2,255	03/15/19	5	1,127,500	21,261	1,425
S&P 500 Index (Put)	2,305	02/15/19	9	2,074,500	29,944	549
S&P 500 Index (Put)	2,385	03/15/19	33	7,870,500	143,586	17,820
S&P 500 Index (Put)	2,415	02/15/19	38	9,177,000	164,068	4,465
S&P 500 Index (Put)	2,430	04/18/19	4	972,000	14,768	7,080

Total					$550,783	$55,417

Open Written Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,200	02/15/19	2	$64,000	$263	$(277)
EURO STOXX 50 (Call)	3,225	03/15/19	12	387,000	2,426	(3,448)
EURO STOXX 50 (Call)	3,250	02/15/19	29	942,500	3,887	(1,029)
EURO STOXX 50 (Call)	3,250	04/18/19	53	1,722,500	8,934	(19,109)
EURO STOXX 50 (Call)	3,275	03/15/19	61	1,997,750	12,945	(8,378)
EURO STOXX 50 (Put)	2,575	03/15/19	12	309,000	3,162	(288)
EURO STOXX 50 (Put)	2,675	02/15/19	2	53,500	466	(9)
EURO STOXX 50 (Put)	2,675	03/15/19	61	1,631,750	16,272	(2,095)
EURO STOXX 50 (Put)	2,700	02/15/19	29	783,000	5,518	(133)
EURO STOXX 50 (Put)	2,700	04/18/19	53	1,431,000	10,927	(5,399)
EURO STOXX 50 (Put)	2,825	02/15/19	25	706,250	6,346	(229)
S&P 500 Index (Call)	2,680	02/15/19	9	2,412,000	13,031	(41,490)
S&P 500 Index (Call)	2,695	03/15/19	5	1,347,500	10,039	(29,150)
S&P 500 Index (Call)	2,725	04/18/19	24	6,540,000	46,749	(152,400)
S&P 500 Index (Call)	2,755	02/15/19	12	3,306,000	19,619	(11,628)
S&P 500 Index (Call)	2,790	03/15/19	33	9,207,000	67,614	(52,701)

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
S&P 500 Index (Call)	2,810	04/18/19	4	$1,124,000	$4,592	$(10,020)
S&P 500 Index (Put)	1,965	04/18/19	24	4,716,000	52,749	(5,040)
S&P 500 Index (Put)	2,100	03/15/19	5	1,050,000	10,739	(675)
S&P 500 Index (Put)	2,185	02/15/19	9	1,966,500	16,181	(315)
S&P 500 Index (Put)	2,240	03/15/19	33	7,392,000	74,180	(8,745)
S&P 500 Index (Put)	2,285	02/15/19	12	2,742,000	21,899	(720)
S&P 500 Index (Put)	2,300	02/15/19	26	5,980,000	80,545	(1,690)
S&P 500 Index (Put)	2,340	04/18/19	4	936,000	9,792	(4,220)

Total					$498,875	$(359,188)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	22	Long	03/21/19	$2,320,402	$107,474
Australia 10-Year Bond	AUD	70	Long	03/15/19	6,793,835	103,322
Canadian 10-Year Bond	CAD	65	Long	03/20/19	6,808,935	217,407
EURO BUXL 30-Year Bond	EUR	25	Long	03/07/19	5,318,370	186,015
EURO STOXX 50	EUR	163	Long	03/15/19	5,880,664	204,961
FTSE 100 Index	GBP	17	Long	03/15/19	1,539,059	51,706
Hang Seng Index	HKD	6	Long	02/27/19	1,072,555	19,468
MSCI Emerging Markets Index	USD	93	Long	03/15/19	4,950,390	421,539
Russell 2000® Mini Index	USD	79	Long	03/15/19	5,925,790	159,950
S&P 500 E-Mini FUT Index	USD	15	Long	03/15/19	2,028,375	35,928
S&P/TSX 60 Index	CAD	14	Long	03/14/19	1,977,122	112,198
TOPIX Index	JPY	11	Long	03/07/19	1,583,475	(16,360)
U.K. 10-Year Gilt	GBP	56	Long	03/27/19	9,073,200	83,355
U.S. Treasury 10-Year Note (CBT)	USD	68	Long	03/20/19	8,327,875	202,654

Total						$1,889,617

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$27,587,369	—	—	$27,587,369
Exchange Traded Notes†	5,176,383	—	—	5,176,383
Purchased Options
Equity Contracts	55,417	—	—	55,417
U.S. Government Obligations	—	$6,967,718	—	6,967,718
Short-Term Investments
Joint Repurchase Agreements	—	7,774,574	—	7,774,574
Other Investment Companies	14,294,017	—	—	14,294,017

Total Investments in Securities	$47,113,186	$14,742,292	—	$61,855,478

Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$792,753	—	—	$792,753
Equity Futures Contracts	1,113,224	—	—	1,113,224
Financial Derivative Instruments - Liabilities
Equity Written Options and Futures Contracts	(375,548)	—	—	(375,548)

Total Financial Derivative Instruments	$1,530,429	—	—	$1,530,429

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at January 31, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
AMG FQ Tax-Managed U.S. Equity Fund	$3,172,322	$285,287	$2,945,614	$3,230,901
AMG FQ Long-Short Equity Fund	4,959,762	118,082	4,943,617	5,061,699
AMG FQ Global Risk-Balanced Fund	7,625,260	7,774,574	—	7,774,574

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range		Maturity Date Range
AMG FQ Tax-Managed U.S. Equity Fund	U.S. Treasury Obligations	0.000	%-8.750%	02/12/19-08/15/47
AMG FQ Long-Short Equity Fund	U.S. Treasury Obligations	0.000	%-8.750%	02/12/19-02/15/48

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: March 28, 2019